Cover Document	Dec. 31, 2021	Jun. 10, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date		Jun. 10, 2021
Entity Registrant Name		CV SCIENCES, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		000-54677
Entity Tax Identification Number		80-0944970
Entity Address, Address Line One		10070 Barnes Canyon Road
Entity Address, City or Town		San Diego
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		92121
City Area Code		866
Local Phone Number		290-2157
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0001510964
Amendment Flag		false
Current Fiscal Year End Date	--12-31